Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 1,213,987		$ 1,060,054		$ 880,743
Cost of revenues	(527,402)	[1]	(459,389)	[1]	(394,302)	[1]
Gross profit	686,585		600,665		486,441
Patient Monitoring And Life Support Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	469,689		449,131		386,692
Cost of revenues	(199,809)		(195,333)		(174,509)
Gross profit	269,880		253,798		212,183
In-Vitro Diagnostic Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	335,511		286,075		222,270
Cost of revenues	(141,089)		(119,420)		(98,348)
Gross profit	194,422		166,655		123,922
Medical Imaging Systems
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	303,416		253,234		221,603
Cost of revenues	(112,667)		(87,983)		(77,020)
Gross profit	190,749		165,251		144,583
All Other Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	105,371		71,614		50,178
Cost of revenues	(73,837)		(56,653)		(44,425)
Gross profit	$ 31,534		$ 14,961		$ 5,753

[1]	Years Ended December 31, 2011 2012 2013 Share-based compensation charged during the years related to: Cost of revenues $ 762 $ 811 $ 752 Selling expenses 4,429 4,457 4,345 General and administrative expenses 3,118 4,409 4,819 Research and development expenses 4,059 4,307 4,767